Nature of Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Detailed Information about Expenses by Nature
	2019	2018
Purchased and produced raw materials and product for resale [1]	11,335	10,881
Depreciation and amortization	1,799	1,592
Employee costs [2]	2,268	1,949
Freight	845	934
Impairment of assets (Note 15 and 16)	120	1,809
Provincial mining and other taxes [3]	292	250
Offsite warehouse costs [4]	51	68
Railcar and vessel costs [4]	5	128
Merger and related costs	82	170
Acquisition and integration related costs	16	-
Contract services	504	469
Lease expense [5]	66	148
Fleet fuel, repairs and maintenance	202	183
Other	576	641
Total cost of goods sold and expenses	18,161	19,222

1  Significant expenses include: supplies, energy, fuel, purchases of raw material (natural gas – feedstock, sulfur, ammonia and reagents) and product for resale (crop nutrients and protection products, and seed).

2  Includes employee benefits and share-based compensation. In 2018, employee costs also include a $157 gain on curtailment of defined benefit pension and other post-retirement benefit plans (“Defined Benefit Plans Curtailment Gain”) as described in Note 23.

3  Includes $190 and $102 (2018 – $160 and $90) relating to Saskatchewan potash production tax and Saskatchewan resource surcharge and other, respectively, as required under Saskatchewan provincial legislation.

4 Includes expenses relating to operating leases in 2018.
5 In 2019, includes lease expense relating to short-term leases, leases of low-value and variable lease payments.